Fair Value - Additional Information (Detail) - JPY (¥)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 424,000,000,000		¥ 358,000,000,000
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	30		49
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	99.5		81.8
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	68.1		63.1
Senior borrowings and bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	73,000,000,000		¥ 62,000,000,000
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ (18,000,000,000)	¥ 34,000,000,000
Investment funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities transferred into Level 3	¥ 7,000,000,000	1,000,000,000
Fair value of liabilities transferred out of Level 3		2,000,000,000
Trading securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	3,000,000,000	4,000,000,000
Available-for-sale securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3		¥ 2,000,000,000
Other Investments [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	¥ 2,000,000,000